Condensed Consolidating Financial Information of Subsidiary Guarantors - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013 8.625% Senior Note Due 2019	Dec. 31, 2012 8.625% Senior Note Due 2019	Jun. 29, 2009 8.625% Senior Note Due 2019	Mar. 31, 2013 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Dec. 31, 2012 Five Point One Two Five Percent Senior Note Due Twenty Twenty Two	Mar. 31, 2013 7.375% Senior Subordinated Notes due 2021	Dec. 31, 2012 7.375% Senior Subordinated Notes due 2021	Jun. 03, 2011 7.375% Senior Subordinated Notes due 2021
Condensed Consolidating Financial Information [Line Items]
Outstanding aggregate principal amount of Senior Notes	$ 470,000	$ 470,000		$ 400,000	$ 400,000
Senior notes interest rate	8.625%	8.625%	8.625%	5.125%	5.125%	7.375%	7.375%	7.375%
Aggregate principal amount of Senior Subordinated Notes						$ 200,000	$ 200,000